EXPENSES BY NATURE - Marketing and sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Employee costs	$ (32,858)	$ (24,125)	$ (23,094)
Amortization costs IFA	(3,765)	(4,098)	(3,238)
Depreciation PPE and right of use assets	(372)	(930)	(865)
Direct Operating Expenses	(42,398)	(28,543)	(23,362)
Other indirect marketing and sales costs	(6,410)	(1,749)	(1,045)
Total marketing and sales costs	$ (85,803)	$ (59,445)	$ (51,604)